FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Transfers (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, transfers, net
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, transfers, net	$ 0
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net	$ 0